Significant Accounting Policies (Detail) - USD ($)			9 Months Ended		12 Months Ended
	May 08, 2019	May 07, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 28, 2019	Jun. 26, 2019
Significant Accounting Policies (Textual)
Reverse stock split, description	Pursuant to the Company effecting a 1-for-10 (1:10) reverse stock split of its common stock.	Certificate of Change with the Secretary of State of Nevada that effected a 1-for-10 (110) reverse stock split of its common stock, par value $0.001 per share, which became effective on May 8, 2019.
Equity note stock split, description		Pursuant to the Certificate of Change, the Company's authorized common stock was decreased in the same proportion as the split resulting in a decrease from 70,000,000 authorized shares of common stock to 7,000,000 shares authorized. The par value of its common stock was unchanged at $0.001 per share, post-split. All common shares, warrants, stock options, conversion ratios, and per share information in these condensed consolidated interim financial statements give retroactive effect to the 1-for-10 reverse stock split. The Company's authorized and issued preferred stock was not affected by the split.
Capitalized cost					$ 79,910	$ 79,910
Amortization expense					16,349	$ 24,528
Change in the fair value of the derivative liability					432,386
Derivative issue costs					$ 126,186
Derivative liability							$ 492,884
Common stock authorized			95,000,000		95,000,000	7,000,000
Series B Convertible Preferred Shares
Significant Accounting Policies (Textual)
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding			162,177	210,279	168,427	220,279
Stock options [Member]
Significant Accounting Policies (Textual)
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding			778,750	292,683		120,000
Performance Stock Units [Member]
Significant Accounting Policies (Textual)
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding				120,000
Warrant [Member]
Significant Accounting Policies (Textual)
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding			10,209,456	862,502	1,831,779	1,690,810
Common stock | Minimum
Significant Accounting Policies (Textual)
Common stock authorized								7,000,000
Common stock | Maximum
Significant Accounting Policies (Textual)
Common stock authorized								95,000,000